UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following annuals report to shareholders for the period ended December 31, 2023:

JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS:

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Annual report
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
December 31, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities delivered robust gains during the 12 months ended December 31, 2023, as investors were encouraged by economic data and corporate earnings results that exceeded the depressed expectations in place at the start of the year. In addition, major central banks slowed the pace of interest rate increases as inflation waned. Late in the year, investors began to anticipate that the U.S. Federal Reserve and other central banks would begin to cut rates in 2024, a favorable shift that propelled equities sharply higher in November and December. Mega-cap U.S. technology stocks outperformed the broader indexes, as did the European markets. The emerging markets lagged due to a negative return for China, where economic growth experienced only a tepid rebound following the end of the country’s COVID-19 lockdowns.
Bonds logged gains, albeit not to the extent of equities. After providing lackluster returns for most of 2023, the fixed-income markets surged in the fourth quarter on the improving interest-rate outlook. Income also made a meaningful contribution to performance thanks to the increase in yields over the past two years.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance
5	Management’s discussion of portfolio performance
7	Multimanager Lifestyle Aggressive Portfolio
8	Multimanager Lifestyle Growth Portfolio
9	Multimanager Lifestyle Balanced Portfolio
10	Multimanager Lifestyle Moderate Portfolio
11	Multimanager Lifestyle Conservative Portfolio
12	Your expenses
15	Portfolios’ investments
21	Financial statements
26	Financial highlights
34	Notes to financial statements
56	Report of independent registered public accounting firm
57	Tax information
58	Trustees and Officers
61	More information
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	1

Multimanager Lifestyle Portfolios at a glance
PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stocks delivered robust returns in 2023
Global equities were boosted by a backdrop of better-than-expected economic growth and anticipation of less restrictive central bank policy.
Bonds also posted gains
While the fixed-income market was under pressure for much of the year, it finished in positive territory behind a strong rally in November and December.
All John Hancock Multimanager Lifestyle Portfolios underperformed their respective benchmarks
Asset allocation detracted from results, as did the relative performance of the underlying managers.
PORTFOLIO ALLOCATION AS OF 12/31/2023 (% of net assets)

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023 (%)

Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023 (%)

Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Management’s discussion of fund performance
Can you describe investment conditions during the 12 months ended December 31, 2023?
Despite elevated and persistent worries about a wide range of macroeconomic issues, the financial markets posted strong gains in 2023. Global equities performed particularly well as investors were encouraged by economic data and corporate earnings results that exceeded the depressed expectations in place at the start of the year. In addition, major central banks slowed their pace of interest rate increases as inflation waned. Late in the year, investors began to anticipate that the U.S. Federal Reserve and other central banks would begin to cut interest rates in 2024, a favorable shift that propelled equities sharply higher in November and December.
A small selection of technology stocks outperformed the broader indexes for the full year, as investors saw the potential ability to capitalize on the growth of artificial intelligence. Value and small- to mid-sized companies delivered positive returns but didn’t keep pace with the overall U.S. market. International equities performed well, with Europe leading the way higher as it became apparent that the conflicts in Ukraine and the Middle East weren’t impacting the markets as much as investors had initially feared. Sluggish economic results in China caused the emerging markets to deliver only a modest gain, trailing their developed-market peers.
The bond market experienced a turnaround in the fourth quarter of 2023 after struggling for most of year. Thanks to their lower degree of interest-rate sensitivity, the credit-oriented areas of the market, including investment-grade and high-yield bonds, outperformed government issues..
What elements of the portfolios’ positioning helped and hurt results?
All of the John Hancock Multimanager Lifestyle Portfolios delivered positive absolute returns but underperformed their respective benchmarks. One reason for the shortfall was that the portfolios’ benchmarks gained a substantial boost from a handful of strong-performing U.S. companies. The portfolios therefore faced a headwind to relative performance by being broadly diversified away from this area. However, it is important to keep in mind that our primary goal is to build a broad-based portfolio intended to outperform over full market cycles and not in any specific 12-month period. We therefore maintained a steady approach designed to maximize diversification and augment long-term results.
With this as background, nearly all of the impact occurred on the equity side, where overweights in defensive equities, small- and mid-cap stocks, and a real assets portfolio all underperformed the large-cap stocks that make up the bulk of the equity allocations in the benchmarks. Conversely, the effect of our allocation decisions in fixed-income contributed positively due to our preference for the credit-driven market segments that outperformed. As a result of our underperformance in equities and relative strength in bonds, the more conservative portfolios in the series trailed their benchmarks to a lesser extent than their more aggressive counterparts.  While asset allocation decisions within fixed income positively contributed to performance, the allocation to U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), intended to serve as a diversifier relative to risk assets, detracted as yields moved higher for much of the year up until mid-October.
The relative performance of the portfolios’ underlying managers also detracted in 2023. International equity managers, in particular, lagged their respective benchmarks. However, the positive showing of the domestic equity managers—especially in large-cap growth stocks—helped offset some of the shortfall.
How would you describe the portfolios’ positioning at the end of the period?
The portfolios remained tilted away from U.S. large-cap stocks, where valuations are on the high end of the historical range and where we see little merit in chasing returns after sizable outperformance for the category over the past year. In contrast, we see better longer-term prospects in areas where valuations are more attractive: domestic mid- and small-caps and the developed and emerging markets overseas. We find developed-market international equities as being especially compelling given their valuations.
Similarly, the portfolios’ fixed-income holdings are diversified away from the core bond category—which tends to be heavily influenced by interest-rate movements—in favor of credit-oriented investments. We have a preference for short-term bonds, which we believe offer attractive yields relative to the associated risks.  We also have a tilt toward emerging-market debt given high real rates, central
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

banks easing, and U.S. dollar weakness. On the other hand, we reduced the portfolios’ positions in high-yield bonds as spreads have tightened amid waning credit fundamentals and decreased the allocation to senior loans following their strong performance over the past year.
Can you tell us about recent additions to the portfolio management team?
Effective January 1, 2023, Geoffrey Kelley, CFA, and David Kobuszewski, CFA, were added to the management team.
MANAGED BY

Nathan W. Thooft, CFA
Robert E. Sykes, CFA
Geoffrey Kelley, CFA
David Kobuszewski, CFA
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Aggressive Target Allocation Index which seeks 92.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Aggressive Index which comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JP Morgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	98.0
Equity	89.4
U.S. large cap	30.5
International equity	25.1
U.S. mid cap	12.5
U.S. small cap	8.2
Emerging-market equity	7.4
Large blend	4.8
Sector equity	0.9
Fixed income	0.8
Emerging-market debt	0.5
High yield bond	0.3
Alternative and specialty	7.8
Sector equity	7.1
Absolute return	0.7
U.S. Government	2.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-23 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	12.05	15.52	17.74	17.16	17.54	17.68	17.84	17.76	22.37	19.42
5 year	9.43	9.68	10.80	10.33	10.62	10.84	10.90	10.85	12.45	11.57
10-year	6.64	6.37	7.31	7.01	7.26	7.48	7.57	7.52	9.15	8.57
Cumulative returns
5 year	56.90	58.70	66.98	63.51	65.64	67.32	67.75	67.39	79.81	72.87
10-year	90.20	85.45	102.48	96.92	101.55	105.80	107.49	106.47	139.94	127.60
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.44	2.14	1.14	1.54	1.39	1.09	1.04	1.08
Net (%)	1.43	2.14	1.13	1.54	1.29	1.09	1.04	1.08
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Multimanager Lifestyle Growth Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Moderately Aggressive Target Allocation Index which seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Growth Index which comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JP Morgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.9
Equity	75.1
U.S. large cap	26.6
International equity	21.0
U.S. mid cap	10.2
U.S. small cap	6.3
Emerging-market equity	6.0
Large blend	4.2
Sector equity	0.8
Fixed income	14.4
Intermediate bond	6.3
Multi-sector bond	2.5
Emerging-market debt	1.9
High yield bond	1.4
Short-term bond	1.2
Bank loan	1.1
Alternative and specialty	6.4
Sector equity	5.9
Absolute return	0.5
U.S. Government	4.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-23 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2
Average annual total returns
1 year	10.56	13.94	16.17	15.71	15.98	16.23	16.25	16.19	16.29	19.46	17.45
5 year	8.19	8.41	9.50	9.09	9.34	9.57	9.62	9.57	9.63	10.61	10.19
10-year	5.85	5.58	6.52	6.23	6.49	6.70	6.77	6.72	6.78	7.97	7.71
Cumulative returns
5 year	48.24	49.74	57.42	54.50	56.30	57.92	58.31	57.90	58.38	65.57	62.41
10-year	76.63	72.17	87.98	83.04	87.49	91.31	92.48	91.69	92.66	115.39	110.13
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	1.08	1.48	1.33	1.03	0.98	1.02	0.97
Net (%)	1.37	2.08	1.07	1.48	1.23	1.03	0.98	1.02	0.97
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Moderate Target Allocation Index which seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Balanced Index which comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JP Morgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.9
Equity	56.4
U.S. large cap	18.9
International equity	16.3
U.S. mid cap	7.3
Large blend	4.6
U.S. small cap	4.5
Emerging-market equity	4.1
Sector equity	0.7
Fixed income	30.7
Intermediate bond	12.8
Multi-sector bond	6.0
Emerging-market debt	3.6
Short-term bond	3.4
High yield bond	2.7
Bank loan	2.2
Alternative and specialty	5.8
Sector equity	4.6
Absolute return	0.7
Multi-asset income	0.5
U.S. Government	7.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-23 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2
Average annual total returns
1 year	8.39	11.64	13.79	13.36	13.64	13.82	13.83	13.87	13.92	16.75	14.68
5 year	6.54	6.77	7.85	7.43	7.68	7.90	7.95	7.92	7.97	8.84	8.19
10-year	4.85	4.58	5.50	5.23	5.48	5.69	5.75	5.71	5.76	6.93	6.55
Cumulative returns
5 year	37.26	38.77	45.92	43.10	44.79	46.25	46.58	46.40	46.74	52.75	48.22
10-year	60.61	56.54	70.74	66.43	70.52	73.88	74.85	74.23	75.06	95.34	88.53
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.33	2.03	1.03	1.43	1.28	0.98	0.93	0.97	0.92
Net (%)	1.32	2.03	1.02	1.43	1.18	0.98	0.93	0.97	0.92
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Multimanager Lifestyle Moderate Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Moderately Conservative Target Allocation Index which seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Moderate Index which comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JP Morgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.5
Equity	38.4
U.S. large cap	13.4
International equity	12.5
U.S. mid cap	4.7
Large blend	3.3
U.S. small cap	2.5
Emerging-market equity	2.0
Fixed income	49.1
Intermediate bond	23.1
Multi-sector bond	7.2
Short-term bond	5.9
Emerging-market debt	5.4
High yield bond	4.1
Bank loan	3.4
Alternative and specialty	5.0
Sector equity	2.0
Multi-asset income	1.5
Absolute return	1.0
Infrastructure	0.5
U.S. Government	7.5
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-23 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2
Average annual total returns
1 year	6.14	9.37	11.45	11.06	11.30	11.49	11.58	11.51	11.49	13.04	12.11
5 year	4.75	4.98	6.05	5.65	5.90	6.09	6.16	6.12	6.16	6.12	6.22
10-year	3.69	3.42	4.32	4.06	4.30	4.50	4.58	4.53	4.59	5.09	5.20
Cumulative returns
5 year	26.15	27.53	34.13	31.64	33.20	34.37	34.83	34.56	34.81	34.57	35.20
10-year	43.67	39.96	52.71	48.85	52.37	55.33	56.50	55.80	56.62	64.28	66.05
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.28	1.98	0.98	1.37	1.22	0.92	0.87	0.91	0.86
Net (%)	1.27	1.98	0.97	1.37	1.12	0.92	0.87	0.91	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Conservative Target Allocation Index which seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Conservative Index which comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JP Morgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.4
Equity	19.0
International equity	6.6
U.S. large cap	4.8
U.S. mid cap	2.4
Large blend	2.3
U.S. small cap	1.9
Emerging-market equity	1.0
Fixed income	68.7
Intermediate bond	34.1
Short-term bond	8.9
Multi-sector bond	8.6
Emerging-market debt	7.2
High yield bond	5.4
Bank loan	4.5
Alternative and specialty	3.7
Multi-asset income	2.0
Infrastructure	1.7
U.S. Government	8.6
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-23 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	3.93	7.09	9.09	8.70	8.93	9.24	9.20	9.15	10.07	9.71
5 year	2.87	3.09	4.12	3.73	3.97	4.17	4.23	4.19	4.03	4.30
10-year	2.45	2.18	3.08	2.81	3.04	3.26	3.33	3.28	3.71	3.78
Cumulative returns
5 year	15.19	16.42	22.38	20.09	21.48	22.69	23.01	22.76	21.85	23.42
10-year	27.36	24.09	35.42	31.90	34.91	37.78	38.79	38.08	44.01	44.89
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.24	1.94	0.94	1.33	1.18	0.88	0.83	0.87
Net (%)	1.23	1.94	0.93	1.33	1.08	0.88	0.83	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2023 through December 31, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2023	Ending value on 12-31-2023	Expenses paid during period ended 12-31-2023[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,063.30	$2.70	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class C	Actual expenses/actual returns	1,000.00	1,059.60	6.39	1.23%
	Hypothetical example	1,000.00	1,019.00	6.26	1.23%
Class I	Actual expenses/actual returns	1,000.00	1,065.80	1.15	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%
Class R2	Actual expenses/actual returns	1,000.00	1,062.40	3.22	0.62%
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,063.70	2.03	0.39%
	Hypothetical example	1,000.00	1,023.20	1.99	0.39%
Class R5	Actual expenses/actual returns	1,000.00	1,065.40	0.89	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,065.90	0.62	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,065.70	0.83	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 7-1-2023	Ending value on 12-31-2023	Expenses paid during period ended 12-31-2023[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,059.50	$2.80	0.54%
	Hypothetical example	1,000.00	1,022.50	2.75	0.54%
Class C	Actual expenses/actual returns	1,000.00	1,055.20	6.48	1.25%
	Hypothetical example	1,000.00	1,018.90	6.36	1.25%
Class I	Actual expenses/actual returns	1,000.00	1,060.60	1.25	0.24%
	Hypothetical example	1,000.00	1,024.00	1.22	0.24%
Class R2	Actual expenses/actual returns	1,000.00	1,058.60	3.27	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class R4	Actual expenses/actual returns	1,000.00	1,059.50	2.02	0.39%
	Hypothetical example	1,000.00	1,023.20	1.99	0.39%
Class R5	Actual expenses/actual returns	1,000.00	1,061.20	0.99	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class R6	Actual expenses/actual returns	1,000.00	1,061.50	0.73	0.14%
	Hypothetical example	1,000.00	1,024.50	0.71	0.14%
Class 1	Actual expenses/actual returns	1,000.00	1,061.00	0.94	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Class 5	Actual expenses/actual returns	1,000.00	1,061.60	0.68	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,052.20	$2.95	0.57%
	Hypothetical example	1,000.00	1,022.30	2.91	0.57%
Class C	Actual expenses/actual returns	1,000.00	1,048.60	6.61	1.28%
	Hypothetical example	1,000.00	1,018.80	6.51	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,053.40	1.40	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R2	Actual expenses/actual returns	1,000.00	1,051.40	3.36	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,053.20	2.12	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class R5	Actual expenses/actual returns	1,000.00	1,054.10	1.09	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,054.00	0.83	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,053.80	1.09	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class 5	Actual expenses/actual returns	1,000.00	1,054.00	0.83	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 7-1-2023	Ending value on 12-31-2023	Expenses paid during period ended 12-31-2023[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,047.60	$3.05	0.59%
	Hypothetical example	1,000.00	1,022.20	3.01	0.59%
Class C	Actual expenses/actual returns	1,000.00	1,043.70	6.70	1.30%
	Hypothetical example	1,000.00	1,018.70	6.61	1.30%
Class I	Actual expenses/actual returns	1,000.00	1,048.70	1.50	0.29%
	Hypothetical example	1,000.00	1,023.70	1.48	0.29%
Class R2	Actual expenses/actual returns	1,000.00	1,047.30	3.51	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Class R4	Actual expenses/actual returns	1,000.00	1,048.80	2.32	0.45%
	Hypothetical example	1,000.00	1,022.90	2.29	0.45%
Class R5	Actual expenses/actual returns	1,000.00	1,048.90	1.19	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class R6	Actual expenses/actual returns	1,000.00	1,049.30	0.98	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,049.00	1.19	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class 5	Actual expenses/actual returns	1,000.00	1,049.40	0.93	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,044.60	$3.20	0.62%
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%
Class C	Actual expenses/actual returns	1,000.00	1,041.00	6.84	1.33%
	Hypothetical example	1,000.00	1,018.50	6.77	1.33%
Class I	Actual expenses/actual returns	1,000.00	1,045.40	1.65	0.32%
	Hypothetical example	1,000.00	1,023.60	1.63	0.32%
Class R2	Actual expenses/actual returns	1,000.00	1,043.50	3.55	0.69%
	Hypothetical example	1,000.00	1,021.70	3.52	0.69%
Class R4	Actual expenses/actual returns	1,000.00	1,044.60	2.42	0.47%
	Hypothetical example	1,000.00	1,022.80	2.40	0.47%
Class R5	Actual expenses/actual returns	1,000.00	1,046.60	1.39	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,045.90	1.13	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%
Class 1	Actual expenses/actual returns	1,000.00	1,045.70	1.34	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 12-31-23
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 89.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,896,322	$186,400,023
Capital Appreciation, Class NAV, JHF II (Jennison)	7,368,330	101,904,010
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,036,791	82,867,372
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,378,701	141,798,530
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,422,038	180,492,205
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,234,240	173,685,190
Equity Income, Class NAV, JHF II (T. Rowe Price)	11,813,899	219,502,253
Financial Industries, Class NAV, JHIT II (MIM US) (B)	1,859,408	28,411,750
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,542,883	235,955,982
Global Equity, Class NAV, JHF II (MIM US) (B)	3,564,172	42,841,353
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	4,040,251	52,361,653
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,278,779	66,429,484
International Growth, Class NAV, JHF III (Wellington)	3,643,338	89,881,158
International Small Company, Class NAV, JHF II (DFA)	8,375,184	87,269,422
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,743,483	272,775,652
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	11,237,777	166,094,337
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,457,831	231,759,023
Multifactor Emerging Markets ETF, JHETF (DFA)	2,376,193	60,426,588
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,600,580	119,633,129
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	4,813,275	66,904,522
Small Cap Value, Class NAV, JHF II (Wellington)	4,266,911	73,476,212
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,047,914	151,382,017
Fixed income - 0.8%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,142,929	16,350,546
High Yield, Class NAV, JHBT (MIM US) (B)	2,698,201	8,175,548
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	2,651,098	23,435,706
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,701,231	158,112,205
Health Sciences, Class NAV, JHF II (T. Rowe Price)	8,158,904	38,265,261
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	16,064,287	28,594,431
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,547,948,831)		$3,105,185,562
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	215,623	$99,663
Real estate - 0.0%
New World Development Company, Ltd.	73	109

TOTAL COMMON STOCKS (Cost $91,716)		$99,772
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 3.934%, 11/15/2052	$45,714,100	14,761,898
U.S. Treasury STRIPS, PO, 4.045%, 08/15/2051	62,014,700	20,410,835
U.S. Treasury STRIPS, PO, 4.095%, 05/15/2050	54,489,100	18,620,854
U.S. Treasury STRIPS, PO, 4.181%, 11/15/2048	22,715,700	8,078,931

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $69,666,646)		$61,872,518
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.3645% (G)(H)	126	1,259

TOTAL SHORT-TERM INVESTMENTS (Cost $1,258)		$1,259
Total investments (Cost $2,617,708,451) - 100.0%		$3,167,159,111
Other assets and liabilities, net - (0.0%)		(20,750)
TOTAL NET ASSETS - 100.0%		$3,167,138,361
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 12-31-23
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 75.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,764,118	$419,275,420
Capital Appreciation, Class NAV, JHF II (Jennison)	18,951,497	262,099,209
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,273,919	369,311,840
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,584,698	324,217,829
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,681,522	387,682,515
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	36,670,661	331,136,071
Equity Income, Class NAV, JHF II (T. Rowe Price)	26,278,772	488,259,590
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,532,934	$69,263,228
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	7,693,223	85,856,374
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,313,074	420,450,726
Global Equity, Class NAV, JHF II (MIM US) (B)	12,921,636	155,318,063
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,989,612	103,545,376
International Dynamic Growth, Class NAV, JHIT (Axiom)	11,010,260	116,488,548
International Growth, Class NAV, JHF III (Wellington)	7,205,575	177,761,524
International Small Company, Class NAV, JHF II (DFA)	17,804,107	185,518,798
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	63,253,786	600,278,429
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	24,457,166	361,476,906
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,096,052	514,499,714
Multifactor Emerging Markets ETF, JHETF (DFA)	7,545,858	191,891,169
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,243,658	271,415,173
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	9,024,481	125,440,283
Small Cap Value, Class NAV, JHF II (Wellington)	8,475,712	145,951,767
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	36,348,378	365,664,684
Fixed income - 14.4%
Bond, Class NAV, JHSB (MIM US) (B)	39,729,168	541,111,267
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	21,985,989	167,753,096
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,618,075	96,780,632
High Yield, Class NAV, JHBT (MIM US) (B)	38,754,841	117,427,167
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,042,163	102,802,538
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,483,603	215,050,866
Alternative and specialty - 6.4%
Diversified Macro, Class NAV, JHIT (Graham)	4,862,729	42,986,528
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	29,871,410	344,716,067
Health Sciences, Class NAV, JHF II (T. Rowe Price)	19,976,825	93,691,307
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	38,694,798	68,876,741

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,067,600,064)		$8,263,999,445
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	489,868	226,420
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
New World Development Company, Ltd.	214	$322

TOTAL COMMON STOCKS (Cost $212,395)		$226,742
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$37,542,904	36,201,674
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	33,459,363	31,846,543
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	42,408,571	39,847,183
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	37,874,444	36,885,168
U.S. Treasury STRIPS, PO, 3.934%, 11/15/2052	154,875,200	50,011,964
U.S. Treasury STRIPS, PO, 4.045%, 08/15/2051	209,326,000	68,895,253
U.S. Treasury STRIPS, PO, 4.095%, 05/15/2050	184,699,800	63,118,458
U.S. Treasury STRIPS, PO, 4.181%, 11/15/2048	78,566,300	27,942,425

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $407,325,356)		$354,748,668
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.3645% (G)(H)	5,088	50,882

TOTAL SHORT-TERM INVESTMENTS (Cost $50,877)		$50,882
Total investments (Cost $7,475,188,692) - 100.0%		$8,619,025,737
Other assets and liabilities, net - 0.0%		415,915
TOTAL NET ASSETS - 100.0%		$8,619,441,652
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 12-31-23
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.9%
Equity - 56.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,350,714	$255,978,170
Capital Appreciation, Class NAV, JHF II (Jennison)	10,516,055	145,437,043
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	38,399,374	352,122,255
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,672,421	192,787,912
Disciplined Value International, Class NAV, JHIT (Boston Partners)	20,025,857	290,975,698
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,375,667	193,022,269
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	15,429,740	$286,684,574
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,562,330	54,432,395
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	6,264,188	69,908,334
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,510,635	233,808,266
Global Equity, Class NAV, JHF II (MIM US) (B)	12,842,847	154,371,022
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,617,913	39,073,455
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	3,015,530	39,081,271
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,159,785	86,330,529
International Growth, Class NAV, JHF III (Wellington)	5,554,705	137,034,570
International Small Company, Class NAV, JHF II (DFA)	8,626,384	89,886,924
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,635,687	366,652,672
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	15,291,407	226,006,992
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,344,274	342,148,715
Multifactor Emerging Markets ETF, JHETF (DFA)	4,935,302	125,504,730
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,091,714	174,583,571
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	5,665,838	78,755,152
Small Cap Value, Class NAV, JHF II (Wellington)	6,120,288	105,391,368
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	36,128,264	363,450,337
Fixed income - 30.7%
Bond, Class NAV, JHSB (MIM US) (B)	54,371,675	740,542,212
Core Bond, Class NAV, JHF II (Allspring Investments)	23,241,979	256,591,449
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	36,760,013	280,478,902
Floating Rate Income, Class NAV, JHF II (Bain Capital)	22,855,191	175,299,314
High Yield, Class NAV, JHBT (MIM US) (B)	70,196,865	212,696,501
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	28,451,252	264,881,158
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	47,121,639	471,687,602
Alternative and specialty - 5.8%
Diversified Macro, Class NAV, JHIT (Graham)	6,497,319	57,436,298
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	20,282,136	234,055,852
Health Sciences, Class NAV, JHF II (T. Rowe Price)	14,240,915	66,789,893
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,248,136	38,955,403
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	30,749,395	$54,733,923

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,509,765,839)		$7,257,576,731
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	303,543	140,300
Real estate - 0.0%
New World Development Company, Ltd.	212	318

TOTAL COMMON STOCKS (Cost $136,611)		$140,618
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
U.S. Government - 7.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$68,379,514	65,936,639
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	60,932,304	57,995,224
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	77,231,126	72,566,529
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	68,993,130	67,191,038
U.S. Treasury STRIPS, PO, 3.934%, 11/15/2052	211,148,000	68,183,454
U.S. Treasury STRIPS, PO, 4.045%, 08/15/2051	285,636,600	94,011,283
U.S. Treasury STRIPS, PO, 4.095%, 05/15/2050	256,197,200	87,551,650
U.S. Treasury STRIPS, PO, 4.181%, 11/15/2048	107,342,700	38,176,869

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $640,153,706)		$551,612,686
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.3645% (G)(H)	1,874	18,744

TOTAL SHORT-TERM INVESTMENTS (Cost $18,742)		$18,744
Total investments (Cost $7,150,074,898) - 100.0%		$7,809,348,779
Other assets and liabilities, net - 0.0%		852,832
TOTAL NET ASSETS - 100.0%		$7,810,201,611
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 12-31-23
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.5%
Equity - 38.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	910,353	$43,551,305
Capital Appreciation, Class NAV, JHF II (Jennison)	1,817,340	25,133,807
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,470,514	$96,014,613
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,737,513	38,624,916
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,670,340	53,330,042
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,510,342	22,668,385
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,013,255	55,986,275
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,095,911	23,390,369
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	676,676	45,066,652
Global Equity, Class NAV, JHF II (MIM US) (B)	3,939,371	47,351,235
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,574,149	17,000,805
International Growth, Class NAV, JHF III (Wellington)	1,870,823	46,153,192
International Small Company, Class NAV, JHF II (DFA)	1,861,506	19,396,892
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,477,258	80,449,178
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	3,242,336	47,921,732
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,678,655	58,968,832
Multifactor Emerging Markets ETF, JHETF (DFA)	941,667	23,946,592
Small Cap Core, Class NAV, JHIT (MIM US) (B)	806,492	12,694,180
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	1,510,524	20,996,290
Small Cap Value, Class NAV, JHF II (Wellington)	1,318,273	22,700,660
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,397,858	74,422,450
Fixed income - 49.1%
Bond, Class NAV, JHSB (MIM US) (B)	21,514,087	293,021,862
Core Bond, Class NAV, JHF II (Allspring Investments)	21,371,868	235,945,423
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,130,199	123,073,421
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,028,799	76,920,888
High Yield, Class NAV, JHBT (MIM US) (B)	30,802,204	93,330,678
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,374,478	133,826,392
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	16,320,992	163,373,129
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	2,571,725	22,734,048
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,941,473	45,484,595
Infrastructure, Class NAV, JHIT (Wellington)	864,479	11,350,605
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,728,142	$34,187,061

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,033,723,610)		$2,109,016,504
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	50,910	23,530
Real estate - 0.0%
New World Development Company, Ltd.	63	95

TOTAL COMMON STOCKS (Cost $24,355)		$23,625
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$29,959,805	28,889,483
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	26,700,265	25,413,250
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	33,838,765	31,794,975
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	30,232,122	29,442,463
U.S. Treasury STRIPS, PO, 3.934%, 11/15/2052	41,193,500	13,302,116
U.S. Treasury STRIPS, PO, 4.045%, 08/15/2051	55,710,200	18,335,841
U.S. Treasury STRIPS, PO, 4.095%, 05/15/2050	49,972,900	17,077,508
U.S. Treasury STRIPS, PO, 4.181%, 11/15/2048	20,989,600	7,465,037

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $191,932,172)		$171,720,673
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.3645% (G)(H)	118	1,182

TOTAL SHORT-TERM INVESTMENTS (Cost $1,181)		$1,182
Total investments (Cost $2,225,681,318) - 100.0%		$2,280,761,984
Other assets and liabilities, net - 0.0%		1,070,149
TOTAL NET ASSETS - 100.0%		$2,281,832,133
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 12-31-23
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 19.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	220,363	$10,542,187
Capital Appreciation, Class NAV, JHF II (Jennison)	423,298	5,854,214
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,083,258	$37,443,480
Disciplined Value, Class NAV, JHF III (Boston Partners)	374,198	8,318,429
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,276,995	18,554,738
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,984,316	17,918,375
Equity Income, Class NAV, JHF II (T. Rowe Price)	713,571	13,258,156
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	787,594	8,789,549
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	131,772	8,775,984
Global Equity, Class NAV, JHF II (MIM US) (B)	1,235,802	14,854,338
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,058,001	11,426,414
International Growth, Class NAV, JHF III (Wellington)	617,371	15,230,531
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,829,528	45,832,225
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,310,176	19,364,406
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,464,234	23,471,667
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	1,180,834	16,413,595
Small Cap Value, Class NAV, JHF II (Wellington)	1,013,078	17,445,209
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,077,966	41,024,342
Fixed income - 68.7%
Bond, Class NAV, JHSB (MIM US) (B)	23,860,740	324,983,283
Core Bond, Class NAV, JHF II (Allspring Investments)	24,808,690	273,887,935
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,574,237	126,461,429
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,304,932	79,038,832
High Yield, Class NAV, JHBT (MIM US) (B)	31,650,437	95,900,824
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	16,739,172	155,841,694
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	15,051,490	150,665,414
Alternative and specialty - 3.7%
Infrastructure, Class NAV, JHIT (Wellington)	2,325,716	30,536,652
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,830,878	35,129,151

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,656,024,679)		$1,606,963,053
COMMON STOCKS - 0.0%
Real estate - 0.0%
New World Development Company, Ltd.	56	84

TOTAL COMMON STOCKS (Cost $0)		$84
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$38,797,423	$37,411,375
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	34,571,918	32,905,470
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	44,650,104	41,953,333
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	39,152,439	38,129,782

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $158,509,938)		$150,399,960
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.3645% (G)(H)	117	1,169

TOTAL SHORT-TERM INVESTMENTS (Cost $1,169)		$1,169
Total investments (Cost $1,814,535,786) - 100.0%		$1,757,364,266
Other assets and liabilities, net - (0.0%)		(36,287)
TOTAL NET ASSETS - 100.0%		$1,757,327,979
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Formerly known as Small Cap Growth Fund.
(E)	Restricted security as to resale.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	The rate shown is the annualized seven-day yield as of 12-31-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 12-31-23

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$61,972,290	$354,975,410	$551,753,304	$171,744,298	$150,400,044
Affiliated investments, at value	3,105,186,821	8,264,050,327	7,257,595,475	2,109,017,686	1,606,964,222
Total investments, at value	3,167,159,111	8,619,025,737	7,809,348,779	2,280,761,984	1,757,364,266
Cash	155	555	—	118	125
Dividends and interest receivable	151,629	5,549,570	9,453,939	3,956,051	4,212,877
Receivable for fund shares sold	240,247	695,186	1,219,078	1,610,241	268,846
Receivable for investments sold	8,851,603	24,319,630	22,848,285	5,147,742	5,247,329
Receivable from affiliates	536	1,758	1,709	647	621
Other assets	172,292	402,720	381,927	145,106	127,289
Total assets	3,176,575,573	8,649,995,156	7,843,253,717	2,291,621,889	1,767,221,353
Liabilities
Payable for investments purchased	121,712	5,231,815	9,089,469	3,819,277	4,060,067
Payable for fund shares repurchased	9,106,800	24,780,427	23,457,779	5,788,030	5,658,727
Payable to affiliates
Accounting and legal services fees	62,349	169,723	153,677	45,019	35,150
Transfer agent fees	59,680	194,240	187,285	71,431	68,254
Distribution and service fees	2,866	5,887	4,970	2,259	1,416
Trustees’ fees	5,900	16,951	15,744	4,450	3,507
Other liabilities and accrued expenses	77,905	154,461	143,182	59,290	66,253
Total liabilities	9,437,212	30,553,504	33,052,106	9,789,756	9,893,374
Net assets	$3,167,138,361	$8,619,441,652	$7,810,201,611	$2,281,832,133	$1,757,327,979
Net assets consist of
Paid-in capital	$2,653,504,614	$7,658,053,849	$7,390,230,946	$2,307,896,537	$1,907,386,474
Total distributable earnings (loss)	513,633,747	961,387,803	419,970,665	(26,064,404)	(150,058,495)
Net assets	$3,167,138,361	$8,619,441,652	$7,810,201,611	$2,281,832,133	$1,757,327,979
Unaffiliated investments, at cost	$69,758,362	$407,537,751	$640,290,317	$191,956,527	$158,509,938
Affiliated investments, at cost	2,547,950,089	7,067,650,941	6,509,784,581	2,033,724,791	1,656,025,848
Total investments, at cost	2,617,708,451	7,475,188,692	7,150,074,898	2,225,681,318	1,814,535,786
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$557,124,486	$1,824,447,229	$1,773,930,164	$668,634,529	$642,981,382
Shares outstanding	42,198,881	140,606,972	140,722,721	56,668,853	55,680,998
Net asset value and redemption price per share	$13.20	$12.98	$12.61	$11.80	$11.55
Class C1
Net assets	$33,716,690	$91,254,665	$62,710,512	$29,547,741	$22,453,182
Shares outstanding	2,546,978	7,028,959	4,978,004	2,487,469	1,943,904
Net asset value, offering price and redemption price per share	$13.24	$12.98	$12.60	$11.88	$11.55
Class I
Net assets	$7,566,366	$27,972,482	$28,381,321	$14,685,846	$11,513,528
Shares outstanding	576,026	2,175,246	2,273,377	1,255,907	999,093
Net asset value, offering price and redemption price per share	$13.14	$12.86	$12.48	$11.69	$11.52
Class R2
Net assets	$12,536,896	$26,449,727	$20,722,693	$8,089,840	$6,669,372
Shares outstanding	961,277	2,063,928	1,658,619	688,505	578,705
Net asset value, offering price and redemption price per share	$13.04	$12.82	$12.49	$11.75	$11.52
Class R4
Net assets	$1,263,469	$3,281,306	$5,055,995	$1,044,750	$1,492,848
Shares outstanding	96,424	253,384	402,462	89,251	129,651
Net asset value, offering price and redemption price per share	$13.10	$12.95	$12.56	$11.71	$11.51
Class R5
Net assets	$4,120,061	$6,158,848	$11,815,898	$12,242,483	$1,600,044
Shares outstanding	313,292	473,847	938,329	1,045,952	138,911
Net asset value, offering price and redemption price per share	$13.15	$13.00	$12.59	$11.70	$11.52
Class R6
Net assets	$70,572,054	$127,832,174	$131,734,357	$37,151,375	$25,008,703
Shares outstanding	5,372,085	9,926,525	10,561,509	3,182,797	2,172,494
Net asset value, offering price and redemption price per share	$13.14	$12.88	$12.47	$11.67	$11.51
Class 1
Net assets	$2,480,238,339	$6,139,038,073	$5,618,952,775	$1,455,564,586	$1,045,608,920
Shares outstanding	189,337,817	476,673,329	450,565,381	124,383,483	90,803,584
Net asset value, offering price and redemption price per share	$13.10	$12.88	$12.47	$11.70	$11.52
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF ASSETS AND LIABILITIES 12-31-23

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$373,007,148	$156,897,896	$54,870,983	—
Shares outstanding	—	29,029,224	12,572,245	4,700,130	—
Net asset value, offering price and redemption price per share	—	$12.85	$12.48	$11.67	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$13.82	$13.59	$13.20	$12.36	$12.09

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 12-31-23

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$44,925,000	$163,633,287	$190,482,968	$72,430,383	$68,404,449
Interest	1,382,415	12,860,857	22,405,785	6,976,820	6,247,768
Dividends from unaffiliated investments	46,758	106,730	68,888	12,409	1,143
Total investment income	46,354,173	176,600,874	212,957,641	79,419,612	74,653,360
Expenses
Investment management fees	7,051,244	20,306,651	18,958,084	5,391,567	4,576,454
Distribution and service fees	3,213,658	9,429,618	8,924,343	3,120,479	2,801,792
Accounting and legal services fees	637,539	1,764,191	1,619,325	477,870	379,244
Transfer agent fees	680,262	2,223,855	2,197,186	843,210	813,435
Trustees’ fees	75,832	210,481	193,642	57,298	45,531
Custodian fees	31,846	34,430	34,316	34,315	33,286
State registration fees	113,478	123,676	124,347	114,922	121,333
Printing and postage	54,742	125,858	115,085	53,433	49,789
Professional fees	139,160	269,572	251,356	107,798	109,493
Other	81,050	183,371	170,480	61,460	49,377
Total expenses	12,078,811	34,671,703	32,588,164	10,262,352	8,979,734
Less expense reductions	(4,910,811)	(12,145,755)	(9,617,264)	(2,341,693)	(1,718,612)
Net expenses	7,168,000	22,525,948	22,970,900	7,920,659	7,261,122
Net investment income	39,186,173	154,074,926	189,986,741	71,498,953	67,392,238
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,545,520)	(44,800,566)	(97,551,188)	(24,194,233)	(11,507,374)
Affiliated investments	(57,060,663)	(137,522,697)	(95,493,516)	(37,222,445)	(41,683,495)
Capital gain distributions received from affiliated investments	85,408,221	193,922,985	127,953,421	24,631,266	8,294,803
	23,802,038	11,599,722	(65,091,283)	(36,785,412)	(44,896,066)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,342,625	39,835,063	90,790,832	23,006,513	11,923,827
Affiliated investments	429,291,123	1,052,099,197	778,434,262	187,531,229	120,482,829
	433,633,748	1,091,934,260	869,225,094	210,537,742	132,406,656
Net realized and unrealized gain	457,435,786	1,103,533,982	804,133,811	173,752,330	87,510,590
Increase in net assets from operations	$496,621,959	$1,257,608,908	$994,120,552	$245,251,283	$154,902,828
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Year ended 12-31-23	Year ended 12-31-22	Year ended 12-31-23	Year ended 12-31-22	Year ended 12-31-23	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$39,186,173	$30,123,724	$154,074,926	$137,263,637	$189,986,741	$188,546,204
Net realized gain (loss)	23,802,038	130,874,800	11,599,722	304,534,782	(65,091,283)	160,535,134
Change in net unrealized appreciation (depreciation)	433,633,748	(891,895,408)	1,091,934,260	(2,336,879,080)	869,225,094	(1,978,277,290)
Increase (decrease) in net assets resulting from operations	496,621,959	(730,896,884)	1,257,608,908	(1,895,080,661)	994,120,552	(1,629,195,952)
Distributions to shareholders
From earnings
Class A	(30,528,070)	(69,571,808)	(100,375,075)	(209,996,492)	(83,186,964)	(187,187,690)
Class C	(1,637,494)	(4,731,421)	(4,458,277)	(12,784,564)	(2,566,925)	(8,863,566)
Class I	(435,901)	(1,171,382)	(1,660,748)	(3,749,197)	(1,473,286)	(3,533,561)
Class R2	(683,160)	(1,569,900)	(1,460,163)	(3,039,207)	(957,125)	(2,174,958)
Class R4	(71,190)	(433,103)	(184,589)	(426,460)	(243,571)	(629,169)
Class R5	(237,075)	(444,936)	(355,763)	(776,098)	(607,040)	(1,569,099)
Class R6	(4,153,332)	(7,487,350)	(7,506,442)	(15,068,406)	(6,631,452)	(13,228,803)
Class 1	(144,994,801)	(326,375,925)	(359,952,039)	(763,300,655)	(286,229,903)	(621,510,935)
Class 5	—	—	(21,995,849)	(43,240,110)	(7,989,750)	(16,439,729)
Total distributions	(182,741,023)	(411,785,825)	(497,948,945)	(1,052,381,189)	(389,886,016)	(855,137,510)
Portfolio share transactions
From portfolio share transactions	(115,283,296)	114,503,870	(445,523,989)	103,313,567	(508,800,754)	(180,083,065)
Total increase (decrease)	198,597,640	(1,028,178,839)	314,135,974	(2,844,148,283)	95,433,782	(2,664,416,527)
Net assets
Beginning of year	2,968,540,721	3,996,719,560	8,305,305,678	11,149,453,961	7,714,767,829	10,379,184,356
End of year	$3,167,138,361	$2,968,540,721	$8,619,441,652	$8,305,305,678	$7,810,201,611	$7,714,767,829
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Year ended 12-31-23	Year ended 12-31-22	Year ended 12-31-23	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$71,498,953	$72,244,795	$67,392,238	$71,213,161
Net realized gain (loss)	(36,785,412)	17,779,004	(44,896,066)	(25,438,687)
Change in net unrealized appreciation (depreciation)	210,537,742	(497,715,002)	132,406,656	(325,359,708)
Increase (decrease) in net assets resulting from operations	245,251,283	(407,691,203)	154,902,828	(279,585,234)
Distributions to shareholders
From earnings
Class A	(28,698,578)	(56,121,442)	(23,165,749)	(41,984,919)
Class C	(1,105,934)	(3,095,981)	(720,988)	(1,872,647)
Class I	(671,615)	(1,294,589)	(500,485)	(1,198,263)
Class R2	(335,669)	(636,530)	(232,348)	(393,834)
Class R4	(47,130)	(115,844)	(54,417)	(118,464)
Class R5	(564,310)	(869,105)	(71,331)	(151,328)
Class R6	(1,662,298)	(2,553,893)	(861,756)	(971,551)
Class 1	(68,464,344)	(129,877,218)	(42,344,228)	(74,288,376)
Class 5	(2,608,012)	(4,904,970)	—	—
Total distributions	(104,157,890)	(199,469,572)	(67,951,302)	(120,979,382)
Portfolio share transactions
From portfolio share transactions	(161,425,032)	(106,567,332)	(181,762,128)	(173,127,511)
Total decrease	(20,331,639)	(713,728,107)	(94,810,602)	(573,692,127)
Net assets
Beginning of year	2,302,163,772	3,015,891,879	1,852,138,581	2,425,830,708
End of year	$2,281,832,133	$2,302,163,772	$1,757,327,979	$1,852,138,581
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
Class C
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
Class I
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
Class R2
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
Class R4
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
Class R5
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
Class R6
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
Class 1
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
Class C
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[6]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
Class I
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
Class R2
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
Class R4
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
Class R5
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
Class R6
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
Class 1
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	27

Financial highlights continued
Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Less than $0.005 per share.
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
Class C
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
Class I
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
Class R2
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
Class R4
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
Class R5
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
Class R6
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
Class 1
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	29

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
Class C
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
Class I
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
Class R2
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
Class R4
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
Class R5
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
Class R6
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
Class 1
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	31

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[6]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
Class C
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[6]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
Class I
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[6]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
Class R2
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[6]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
Class R4
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[6]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
Class R5
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[6]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
Class R6
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[6]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
Class 1
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[6]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	33

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of December 31, 2023, by major security category or type:
	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,105,185,562	$3,105,185,562	—	—
Common stocks	99,772	109	—	$99,663
U.S. Government and Agency obligations	61,872,518	—	$61,872,518	—
Short-term investments	1,259	1,259	—	—
Total investments in securities	$3,167,159,111	$3,105,186,930	$61,872,518	$99,663

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,263,999,445	$8,263,999,445	—	—
Common stocks	226,742	322	—	$226,420
U.S. Government and Agency obligations	354,748,668	—	$354,748,668	—
Short-term investments	50,882	50,882	—	—
Total investments in securities	$8,619,025,737	$8,264,050,649	$354,748,668	$226,420

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,257,576,731	$7,257,576,731	—	—
Common stocks	140,618	318	—	$140,300
U.S. Government and Agency obligations	551,612,686	—	$551,612,686	—
Short-term investments	18,744	18,744	—	—
Total investments in securities	$7,809,348,779	$7,257,595,793	$551,612,686	$140,300

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,109,016,504	$2,109,016,504	—	—
Common stocks	23,625	95	—	$23,530
U.S. Government and Agency obligations	171,720,673	—	$171,720,673	—
Short-term investments	1,182	1,182	—	—
Total investments in securities	$2,280,761,984	$2,109,017,781	$171,720,673	$23,530

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$1,606,963,053	$1,606,963,053	—	—
Common stocks	84	84	—	—
U.S. Government and Agency obligations	150,399,960	—	$150,399,960	—
Short-term investments	1,169	1,169	—	—
Total investments in securities	$1,757,364,266	$1,606,964,306	$150,399,960	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2023 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$15,298
Multimanager Lifestyle Growth Portfolio	35,440
Multimanager Lifestyle Balanced Portfolio	32,754
Multimanager Lifestyle Moderate Portfolio	12,438
Multimanager Lifestyle Conservative Portfolio	10,657
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Balanced Portfolio	—	$46,032,186
Multimanager Lifestyle Moderate Portfolio	—	24,954,619
Multimanager Lifestyle Conservative Portfolio	$4,479,460	36,580,240
As of December 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,676,918,835	$507,971,761	$(17,731,485)	$490,240,276
Multimanager Lifestyle Growth Portfolio	7,684,550,365	1,113,274,127	(178,798,755)	934,475,372
Multimanager Lifestyle Balanced Portfolio	7,343,409,638	735,150,418	(269,211,277)	465,939,141
Multimanager Lifestyle Moderate Portfolio	2,281,902,623	116,262,775	(117,403,414)	(1,140,639)
Multimanager Lifestyle Conservative Portfolio	1,866,372,033	54,278,883	(163,286,650)	(109,007,767)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
The tax character of distributions for the year ended December 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$45,248,933	$137,492,090	$182,741,023
Multimanager Lifestyle Growth Portfolio	166,966,959	330,981,986	497,948,945
Multimanager Lifestyle Balanced Portfolio	199,236,805	190,649,211	389,886,016
Multimanager Lifestyle Moderate Portfolio	73,316,092	30,841,798	104,157,890
Multimanager Lifestyle Conservative Portfolio	67,951,302	—	67,951,302
The tax character of distributions for the year ended December 31, 2022 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$38,373,065	$373,412,760	$411,785,825
Multimanager Lifestyle Growth Portfolio	158,249,506	894,131,683	1,052,381,189
Multimanager Lifestyle Balanced Portfolio	208,704,743	646,432,767	855,137,510
Multimanager Lifestyle Moderate Portfolio	75,882,477	123,587,095	199,469,572
Multimanager Lifestyle Conservative Portfolio	72,015,816	48,963,566	120,979,382
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	$3,211,199	$20,182,272
Multimanager Lifestyle Growth Portfolio	10,723,706	16,188,725
Multimanager Lifestyle Balanced Portfolio	63,710	—
Multimanager Lifestyle Moderate Portfolio	30,854	—
Multimanager Lifestyle Conservative Portfolio	8,972	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2024, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

For the year ended December 31, 2023, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$889,276	$55,392	$13,546	$19,665	$2,642	$6,528	$96,624	$3,825,476	—	$4,909,149
Multimanager Lifestyle Growth Portfolio	2,631,109	141,974	43,947	36,547	4,443	10,254	179,203	8,592,727	$502,429	12,142,633
Multimanager Lifestyle Balanced Portfolio	2,286,549	91,401	39,739	24,641	6,056	16,325	148,283	6,813,885	185,444	9,612,323
Multimanager Lifestyle Moderate Portfolio	718,444	34,160	15,801	7,810	1,041	11,823	32,772	1,463,706	55,099	2,340,656
Multimanager Lifestyle Conservative Portfolio	648,842	24,767	13,810	6,042	1,332	1,826	18,766	1,001,783	—	1,717,168
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2023, were equivalent to a net annual effective rate of the portfolios’ average daily  net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.10%
Multimanager Lifestyle Balanced Portfolio	0.12%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2023, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2024, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended December 31, 2023:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,662
Multimanager Lifestyle Growth Portfolio	3,122
Multimanager Lifestyle Balanced Portfolio	4,941
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$1,037
Multimanager Lifestyle Conservative Portfolio	1,444

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2023:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$156,308	$455,632	$274,099	$138,366	$85,606
Retained for printing prospectus, advertising and sales literature	18,273	53,265	33,017	10,280	8,570
Sales commission to unrelated broker-dealers	138,035	402,367	241,082	128,086	77,036
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2023, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$7,444	$3,103
Multimanager Lifestyle Growth Portfolio	24,040	8,189
Multimanager Lifestyle Balanced Portfolio	14,317	7,292
Multimanager Lifestyle Moderate Portfolio	20,753	2,073
Multimanager Lifestyle Conservative Portfolio	21,953	3,866
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended December 31, 2023 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,598,434	$625,073
	Class C	347,288	40,689
	Class I	—	9,522
	Class R2	61,469	782
	Class R4	5,817	115
	Class R5	2,045	266
	Class R6	—	3,815
	Class 1	1,198,605	—
	Total	$3,213,658	$680,262
Multimanager Lifestyle Growth Portfolio	Class A	$5,273,513	$2,062,293
	Class C	997,701	116,827
	Class I	—	34,443
	Class R2	125,788	1,635
	Class R4	10,926	198
	Class R5	3,599	487
	Class R6	—	7,972
	Class 1	3,018,091	—
	Total	$9,429,618	$2,223,855
Multimanager Lifestyle Balanced Portfolio	Class A	$5,279,125	$2,063,897
	Class C	746,169	87,272
	Class I	—	35,886
	Class R2	97,654	1,280
	Class R4	17,294	315
	Class R5	6,519	870
	Class R6	—	7,666
	Class 1	2,777,582	—
	Total	$8,924,343	$2,197,186
Multimanager Lifestyle Moderate Portfolio	Class A	$2,002,275	$782,739
	Class C	340,791	39,876
	Class I	—	17,220
	Class R2	38,721	496
	Class R4	3,632	65
	Class R5	5,887	745
	Class R6	—	2,069
	Class 1	729,173	—
	Total	$3,120,479	$843,210
40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Conservative Portfolio	Class A	$1,954,183	$763,866
	Class C	268,458	31,408
	Class I	—	16,282
	Class R2	30,639	416
	Class R4	5,054	92
	Class R5	989	134
	Class R6	—	1,237
	Class 1	542,469	—
	Total	$2,801,792	$813,435
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended December 31, 2023 and 2022 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,388,439	$30,585,917	3,226,455	$47,287,895
Distributions reinvested	2,288,685	30,302,120	5,877,259	69,116,904
Repurchased	(5,744,725)	(73,403,461)	(5,342,653)	(77,792,638)
Net increase (decrease)	(1,067,601)	$(12,515,424)	3,761,061	$38,612,161
Class C shares
Sold	319,063	$4,081,539	345,166	$5,042,664
Distributions reinvested	123,056	1,634,212	398,845	4,706,372
Repurchased	(981,953)	(12,581,073)	(1,023,613)	(14,906,490)
Net decrease	(539,834)	$(6,865,322)	(279,602)	$(5,157,454)
Class I shares
Sold	278,629	$3,552,446	219,084	$3,215,797
Distributions reinvested	28,170	371,274	89,876	1,051,547
Repurchased	(427,171)	(5,436,993)	(246,348)	(3,554,085)
Net increase (decrease)	(120,372)	$(1,513,273)	62,612	$713,259
Class R2 shares
Sold	87,822	$1,108,927	116,609	$1,626,957
Distributions reinvested	49,366	645,713	126,467	1,470,807
Repurchased	(165,854)	(2,072,727)	(121,713)	(1,771,265)
Net increase (decrease)	(28,666)	$(318,087)	121,363	$1,326,499
Class R4 shares
Sold	9,750	$125,163	128,638	$1,957,456
Distributions reinvested	5,418	71,190	37,113	433,103
Repurchased	(186,772)	(2,332,480)	(70,355)	(1,018,242)
Net increase (decrease)	(171,604)	$(2,136,127)	95,396	$1,372,317
Class R5 shares
Sold	179,362	$2,224,326	116,066	$1,708,849
Distributions reinvested	17,974	237,075	37,964	444,936
Repurchased	(155,349)	(1,963,840)	(37,831)	(586,613)
Net increase	41,987	$497,561	116,199	$1,567,172
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,926,727	$24,752,516	1,595,481	$23,343,611
Distributions reinvested	273,672	3,606,994	625,509	7,318,459
Repurchased	(1,388,188)	(17,882,969)	(1,182,474)	(17,376,586)
Net increase	812,211	$10,476,541	1,038,516	$13,285,484
Class 1 shares
Sold	2,299,257	$29,176,095	2,699,697	$39,348,655
Distributions reinvested	11,034,612	144,994,801	27,967,089	326,375,925
Repurchased	(21,808,121)	(277,080,061)	(21,052,266)	(302,940,148)
Net increase (decrease)	(8,474,252)	$(102,909,165)	9,614,520	$62,784,432
Total net increase (decrease)	(9,548,131)	$(115,283,296)	14,530,065	$114,503,870

Multimanager Lifestyle Growth Portfolio	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,518,254	$108,067,479	10,026,813	$144,790,649
Distributions reinvested	7,624,315	99,268,188	17,690,589	207,690,487
Repurchased	(19,057,381)	(241,462,683)	(18,851,847)	(267,849,467)
Net increase (decrease)	(2,914,812)	$(34,127,016)	8,865,555	$84,631,669
Class C shares
Sold	649,747	$8,206,522	776,172	$11,177,809
Distributions reinvested	341,615	4,447,850	1,086,037	12,760,932
Repurchased	(3,177,452)	(40,220,251)	(4,015,383)	(57,501,314)
Net decrease	(2,186,090)	$(27,565,879)	(2,153,174)	$(33,562,573)
Class I shares
Sold	903,120	$11,356,397	695,036	$10,105,495
Distributions reinvested	125,250	1,615,726	309,865	3,606,830
Repurchased	(1,301,283)	(16,389,942)	(1,086,157)	(15,260,501)
Net decrease	(272,913)	$(3,417,819)	(81,256)	$(1,548,176)
Class R2 shares
Sold	165,552	$2,073,534	151,404	$2,064,563
Distributions reinvested	104,417	1,342,797	242,244	2,810,030
Repurchased	(308,834)	(3,875,793)	(178,275)	(2,521,431)
Net increase (decrease)	(38,865)	$(459,462)	215,373	$2,353,162
Class R4 shares
Sold	49,069	$624,970	36,741	$512,753
Distributions reinvested	14,210	184,589	36,387	426,460
Repurchased	(99,936)	(1,247,534)	(102,000)	(1,456,188)
Net decrease	(36,657)	$(437,975)	(28,872)	$(516,975)
Class R5 shares
Sold	340,089	$4,190,761	77,218	$1,129,339
Distributions reinvested	27,282	355,763	66,051	776,098
Repurchased	(413,695)	(5,200,306)	(48,984)	(677,349)
Net increase (decrease)	(46,324)	$(653,782)	94,285	$1,228,088
42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Growth Portfolio , Cont’d	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,003,955	$38,212,509	3,135,004	$45,351,801
Distributions reinvested	483,158	6,242,395	1,200,087	13,981,015
Repurchased	(3,610,255)	(45,833,120)	(2,556,859)	(35,943,709)
Net increase (decrease)	(123,142)	$(1,378,216)	1,778,232	$23,389,107
Class 1 shares
Sold	2,039,092	$25,574,890	2,072,447	$28,699,284
Distributions reinvested	27,860,065	359,952,039	65,519,370	763,300,655
Repurchased	(60,833,106)	(766,484,741)	(56,692,581)	(801,636,415)
Net increase (decrease)	(30,933,949)	$(380,957,812)	10,899,236	$(9,636,476)
Class 5 shares
Sold	654,431	$8,200,345	668,349	$9,589,179
Distributions reinvested	1,706,427	21,995,849	3,717,980	43,240,110
Repurchased	(2,123,035)	(26,722,222)	(1,121,398)	(15,853,548)
Net increase	237,823	$3,473,972	3,264,931	$36,975,741
Total net increase (decrease)	(36,314,929)	$(445,523,989)	22,854,310	$103,313,567

Multimanager Lifestyle Balanced Portfolio	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,032,989	$98,751,010	12,099,626	$166,682,011
Distributions reinvested	6,579,760	82,627,011	15,883,062	185,782,453
Repurchased	(23,927,337)	(293,843,311)	(24,446,255)	(330,573,658)
Net increase (decrease)	(9,314,588)	$(112,465,290)	3,536,433	$21,890,806
Class C shares
Sold	411,591	$5,020,762	547,022	$7,558,413
Distributions reinvested	203,307	2,557,914	759,032	8,819,343
Repurchased	(3,224,550)	(39,571,627)	(4,616,717)	(63,221,216)
Net decrease	(2,609,652)	$(31,992,951)	(3,310,663)	$(46,843,460)
Class I shares
Sold	888,660	$10,794,662	911,546	$12,316,106
Distributions reinvested	111,466	1,384,521	287,025	3,334,362
Repurchased	(1,399,541)	(17,088,314)	(1,334,147)	(17,914,188)
Net decrease	(399,415)	$(4,909,131)	(135,576)	$(2,263,720)
Class R2 shares
Sold	227,203	$2,776,813	195,754	$2,575,487
Distributions reinvested	65,601	816,826	162,828	1,886,951
Repurchased	(399,501)	(4,783,192)	(274,111)	(3,601,121)
Net increase (decrease)	(106,697)	$(1,189,553)	84,471	$861,317
Class R4 shares
Sold	37,464	$459,793	41,813	$565,305
Distributions reinvested	19,480	243,571	53,890	629,169
Repurchased	(152,692)	(1,835,001)	(105,432)	(1,438,102)
Net decrease	(95,748)	$(1,131,637)	(9,729)	$(243,628)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Multimanager Lifestyle Balanced Portfolio , Cont’d	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	131,786	$1,598,035	188,538	$2,552,529
Distributions reinvested	48,501	607,040	134,099	1,569,099
Repurchased	(477,145)	(5,802,926)	(191,058)	(2,570,820)
Net increase (decrease)	(296,858)	$(3,597,851)	131,579	$1,550,808
Class R6 shares
Sold	3,163,237	$38,672,554	4,298,080	$59,349,856
Distributions reinvested	458,996	5,692,387	1,084,730	12,587,018
Repurchased	(3,414,054)	(41,558,701)	(2,760,483)	(37,230,974)
Net increase	208,179	$2,806,240	2,622,327	$34,705,900
Class 1 shares
Sold	3,963,939	$48,139,221	3,002,145	$39,809,991
Distributions reinvested	23,075,185	286,229,903	53,509,409	621,510,935
Repurchased	(56,841,245)	(689,025,375)	(63,988,271)	(858,391,314)
Net decrease	(29,802,121)	$(354,656,251)	(7,476,717)	$(197,070,388)
Class 5 shares
Sold	340,442	$4,122,731	378,695	$5,295,968
Distributions reinvested	643,598	7,989,750	1,414,195	16,439,729
Repurchased	(1,123,759)	(13,776,811)	(1,078,516)	(14,406,397)
Net increase (decrease)	(139,719)	$(1,664,330)	714,374	$7,329,300
Total net decrease	(42,556,619)	$(508,800,754)	(3,843,501)	$(180,083,065)

Multimanager Lifestyle Moderate Portfolio	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,649,657	$53,581,921	7,011,619	$88,828,542
Distributions reinvested	2,371,040	27,704,317	4,862,008	54,561,446
Repurchased	(10,782,528)	(124,071,089)	(13,179,879)	(164,143,879)
Net decrease	(3,761,831)	$(42,784,851)	(1,306,252)	$(20,753,891)
Class C shares
Sold	232,283	$2,662,974	452,954	$5,736,527
Distributions reinvested	93,791	1,104,970	274,490	3,087,018
Repurchased	(1,444,149)	(16,741,621)	(2,196,688)	(27,841,693)
Net decrease	(1,118,075)	$(12,973,677)	(1,469,244)	$(19,018,148)
Class I shares
Sold	658,855	$7,526,062	725,937	$9,145,984
Distributions reinvested	53,302	616,771	109,821	1,222,493
Repurchased	(797,808)	(9,103,601)	(567,137)	(6,854,751)
Net increase (decrease)	(85,651)	$(960,768)	268,621	$3,513,726
Class R2 shares
Sold	56,488	$647,780	63,075	$782,383
Distributions reinvested	27,532	320,465	54,550	609,061
Repurchased	(94,544)	(1,077,083)	(139,668)	(1,754,383)
Net decrease	(10,524)	$(108,838)	(22,043)	$(362,939)
44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Moderate Portfolio , Cont’d	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	12,322	$141,677	68,002	$824,186
Distributions reinvested	4,067	47,130	10,254	115,844
Repurchased	(25,289)	(290,140)	(197,435)	(2,397,779)
Net decrease	(8,900)	$(101,333)	(119,179)	$(1,457,749)
Class R5 shares
Sold	386,914	$4,429,134	577,675	$7,747,434
Distributions reinvested	48,702	564,310	77,913	869,105
Repurchased	(302,159)	(3,446,459)	(346,041)	(4,452,901)
Net increase	133,457	$1,546,985	309,547	$4,163,638
Class R6 shares
Sold	1,127,161	$12,854,741	1,125,568	$14,068,457
Distributions reinvested	120,268	1,389,878	211,874	2,351,929
Repurchased	(807,065)	(9,164,546)	(634,391)	(7,953,677)
Net increase	440,364	$5,080,073	703,051	$8,466,709
Class 1 shares
Sold	2,322,709	$26,482,459	2,222,413	$27,638,216
Distributions reinvested	5,911,307	68,464,344	11,637,224	129,877,218
Repurchased	(17,740,092)	(202,417,316)	(19,149,410)	(237,785,784)
Net decrease	(9,506,076)	$(107,470,513)	(5,289,773)	$(80,270,350)
Class 5 shares
Sold	144,271	$1,640,417	187,226	$2,387,873
Distributions reinvested	225,769	2,608,012	440,490	4,904,970
Repurchased	(692,664)	(7,900,539)	(662,514)	(8,141,171)
Net decrease	(322,624)	$(3,652,110)	(34,798)	$(848,328)
Total net decrease	(14,239,860)	$(161,425,032)	(6,960,070)	$(106,567,332)

Multimanager Lifestyle Conservative Portfolio	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,028,680	$79,156,047	10,980,898	$133,553,461
Distributions reinvested	1,963,237	22,194,933	3,586,384	40,178,541
Repurchased	(13,905,209)	(156,434,281)	(19,041,962)	(228,390,841)
Net decrease	(4,913,292)	$(55,083,301)	(4,474,680)	$(54,658,839)
Class C shares
Sold	126,719	$1,424,334	256,474	$3,094,117
Distributions reinvested	63,369	716,646	166,427	1,863,718
Repurchased	(1,157,748)	(13,007,974)	(2,066,570)	(24,754,804)
Net decrease	(967,660)	$(10,866,994)	(1,643,669)	$(19,796,969)
Class I shares
Sold	459,394	$5,160,983	831,558	$10,128,695
Distributions reinvested	41,797	471,227	100,854	1,132,320
Repurchased	(961,934)	(10,831,502)	(1,230,600)	(14,384,787)
Net decrease	(460,743)	$(5,199,292)	(298,188)	$(3,123,772)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Multimanager Lifestyle Conservative Portfolio , Cont’d	Year Ended 12-31-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	51,517	$578,732	64,008	$760,508
Distributions reinvested	19,433	219,295	33,529	374,652
Repurchased	(76,182)	(850,806)	(138,504)	(1,672,668)
Net decrease	(5,232)	$(52,779)	(40,967)	$(537,508)
Class R4 shares
Sold	7,590	$85,752	5,667	$67,531
Distributions reinvested	4,826	54,417	10,598	118,464
Repurchased	(49,991)	(553,790)	(24,218)	(289,970)
Net decrease	(37,575)	$(413,621)	(7,953)	$(103,975)
Class R5 shares
Sold	60,425	$676,788	93,568	$1,199,497
Distributions reinvested	6,329	71,331	13,533	151,328
Repurchased	(140,939)	(1,580,478)	(133,105)	(1,699,273)
Net decrease	(74,185)	$(832,359)	(26,004)	$(348,448)
Class R6 shares
Sold	1,327,004	$14,887,263	504,630	$6,165,106
Distributions reinvested	51,407	579,716	79,706	890,967
Repurchased	(551,916)	(6,181,530)	(621,555)	(7,568,180)
Net increase (decrease)	826,495	$9,285,449	(37,219)	$(512,107)
Class 1 shares
Sold	3,019,381	$33,752,855	3,249,103	$39,522,662
Distributions reinvested	3,757,135	42,344,228	6,638,493	74,288,376
Repurchased	(17,345,811)	(194,696,314)	(17,314,611)	(207,856,931)
Net decrease	(10,569,295)	$(118,599,231)	(7,427,015)	$(94,045,893)
Total net decrease	(16,201,487)	$(181,762,128)	(13,955,695)	$(173,127,511)
Affiliates of the Trust owned shares of the following classes of the portfolios on December 31, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class R6	1%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class R6	1%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$42,008,993	$318,329,977	$10,516,098	$524,404,228
Multimanager Lifestyle Growth Portfolio	193,720,136	758,329,026	155,812,579	1,404,149,170
Multimanager Lifestyle Balanced Portfolio	255,731,517	800,910,141	313,537,546	1,345,675,838
Multimanager Lifestyle Moderate Portfolio	82,463,907	246,102,581	100,007,185	405,504,597
Multimanager Lifestyle Conservative Portfolio	74,589,069	203,694,880	94,632,024	363,258,415
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	26.5%
	JHF II Mid Value Fund	16.0%
	JHF II Small Cap Dynamic Growth Fund	15.7%
	JHF Diversified Real Assets Fund	15.0%
	JHF II International Small Company Fund	15.0%
	JHF II Health Sciences Fund	14.2%
	JHF II Science & Technology Fund	14.0%
	JHF II Small Cap Value Fund	13.2%
	JHF II Equity Income Fund	13.1%
	JHF Mid Cap Growth Fund	11.9%
	JHF International Dynamic Growth Fund	11.8%
	JHF Emerging Markets Equity Fund	11.0%
	JHF II International Strategic Equity Allocation Fund	7.6%
	JHF II Global Equity Fund	7.4%
	JHF II Capital Appreciation Value Fund	6.9%
	JHF II Capital Appreciation Fund	6.3%
	JHF Disciplined Value International Fund	6.3%
	JHF Financial Industries Fund	6.2%
	JHF Small Cap Core Fund	6.2%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	52.3%
	JHF II Mid Value Fund	35.5%
	JHF II Health Sciences Fund	34.8%
	JHF II Science & Technology Fund	33.6%
	JHF II Fundamental Global Franchise Fund	33.3%
	JHF Diversified Real Assets Fund	32.8%
	JHF II International Small Company Fund	31.8%
	JHF II Capital Appreciation Value Fund	30.9%
	JHF II Small Cap Dynamic Growth Fund	29.4%
	JHF II Equity Income Fund	29.1%
	JHF II Global Equity Fund	26.8%
	JHF II Small Cap Value Fund	26.3%
	JHF Mid Cap Growth Fund	25.9%
	JHF Emerging Markets Equity Fund	21.0%
	JHF International Dynamic Growth Fund	20.7%
	JHF II Emerging Markets Debt Fund	17.9%
	JHF II International Strategic Equity Allocation Fund	16.8%
	JHF II Capital Appreciation Fund	16.2%
	JHF Financial Industries Fund	15.1%
	JHF Small Cap Core Fund	14.0%
	JHF Disciplined Value International Fund	13.5%
	JHF II Blue Chip Growth Fund	11.1%
	JHF High Yield Fund	11.1%
	JHF II U.S. Sector Rotation Fund	10.1%
	JHF Short Duration Bond Fund	10.1%
	JHF II Floating Rate Income Fund	10.0%
	JHF Fundamental Large Cap Core Fund	8.0%
	JHF II Strategic Income Opportunities Fund	6.9%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	33.5%
	JHF II Emerging Markets Debt Fund	30.0%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF II Capital Appreciation Value Fund	29.4%
	JHF II Fundamental Global Franchise Fund	27.1%
	JHF II Science & Technology Fund	26.7%
	JHF II Global Equity Fund	26.7%
	JHF Short Duration Bond Fund	25.9%
	JHF II Health Sciences Fund	24.8%
	JHF II Mid Value Fund	23.6%
	JHF Diversified Real Assets Fund	22.3%
	JHF High Yield Fund	20.0%
	JHF Global Thematic Opportunities Fund	19.7%
	JHF II Small Cap Value Fund	19.0%
	JHF II Small Cap Dynamic Growth Fund	18.5%
	JHF II Floating Rate Income Fund	18.1%
	JHF II Equity Income Fund	17.1%
	JHF Mid Cap Growth Fund	16.2%
	JHF II International Small Company Fund	15.4%
	JHF International Dynamic Growth Fund	15.3%
	JHF II Strategic Income Opportunities Fund	15.2%
	JHF II Core Bond Fund	14.3%
	JHF Emerging Markets Equity Fund	12.2%
	JHF Financial Industries Fund	11.9%
	JHF II International Strategic Equity Allocation Fund	10.3%
	JHF Disciplined Value International Fund	10.1%
	JHF II U.S. Sector Rotation Fund	10.1%
	JHF Small Cap Core Fund	9.0%
	JHF II Capital Appreciation Fund	9.0%
	JHF II Blue Chip Growth Fund	6.8%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.4%
	JHF II Emerging Markets Debt Fund	13.2%
	JHF II Core Bond Fund	13.1%
	JHF Short Duration Bond Fund	13.1%
	JHF II Fundamental Global Franchise Fund	9.1%
	JHF High Yield Fund	8.8%
	JHF II Global Equity Fund	8.2%
	JHF II Capital Appreciation Value Fund	8.0%
	JHF II Floating Rate Income Fund	8.0%
	JHF II Strategic Income Opportunities Fund	5.3%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	30.2%
	JHF II Core Bond Fund	15.3%
	JHF Short Duration Bond Fund	15.3%
	JHF II Emerging Markets Debt Fund	13.5%
	JHF High Yield Fund	9.0%
	JHF II Floating Rate Income Fund	8.2%
	JHF Infrastructure Fund	5.0%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,896,322	$157,304,756	$8,310,298	$(40,572,167)	$(7,455,000)	$68,812,136	—	$5,847,345	$186,400,023
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	7,368,330	$74,895,541	$10,324,548	$(14,362,954)	$(6,049,307)	$37,096,182	—	$5,339,352	$101,904,010
Capital Appreciation Value	9,036,791	80,972,442	5,099,364	(13,699,071)	(2,054,827)	12,549,464	$1,870,284	1,375,882	82,867,372
Core Bond	—	40,817,494	5,807,279	(46,408,342)	(1,864,565)	1,648,134	702,644	—	—
Disciplined Value	6,378,701	147,952,201	9,741,807	(24,922,902)	3,054,943	5,972,481	1,608,752	8,133,054	141,798,530
Disciplined Value International	12,422,038	162,544,225	25,723,162	(25,441,303)	1,154,739	16,511,382	3,575,531	8,664,791	180,492,205
Diversified Macro	2,651,098	21,394,386	6,219,648	(4,001,104)	(197,984)	20,760	388,162	527,625	23,435,706
Diversified Real Assets	13,701,231	140,639,110	20,513,671	(9,112,536)	(91,202)	6,163,162	3,717,724	—	158,112,205
Emerging Markets Debt	2,142,929	15,070,859	6,717,306	(6,242,472)	(1,845,456)	2,650,309	954,328	—	16,350,546
Emerging Markets Equity	19,234,240	187,267,184	3,409,991	(22,657,284)	(10,647,215)	16,312,514	2,922,573	—	173,685,190
Equity Income	11,813,899	227,402,120	17,043,937	(27,308,605)	805,774	1,559,027	4,667,196	12,259,893	219,502,253
Financial Industries	1,859,408	41,158,394	2,830,309	(15,341,608)	(1,682,535)	1,447,190	605,783	35,760	28,411,750
Fundamental Large Cap Core	3,542,883	216,767,308	14,730,239	(45,927,696)	5,060,991	45,325,140	1,313,273	13,416,966	235,955,982
Global Equity	3,564,172	42,996,608	2,229,131	(8,620,109)	(669,902)	6,905,625	591,174	659,511	42,841,353
Global Thematic Opportunities	4,040,251	63,368,102	433,831	(24,221,180)	2,904,819	9,876,081	433,831	—	52,361,653
Health Sciences	8,158,904	45,301,119	3,796,886	(9,873,425)	(300,931)	(658,388)	—	2,587,515	38,265,261
High Yield	2,698,201	7,484,171	3,470,588	(3,198,059)	(560,702)	979,550	502,432	—	8,175,548
International Dynamic Growth	6,278,779	36,341,103	26,362,699	(4,701,711)	(1,321,284)	9,748,677	219,366	—	66,429,484
International Growth	3,643,338	84,893,382	3,788,215	(7,157,944)	(2,725,370)	11,082,875	2,426,791	—	89,881,158
International Small Company	8,375,184	83,345,227	4,509,269	(9,154,229)	(200,183)	8,769,338	2,455,798	—	87,269,422
International Strategic Equity Allocation	28,743,483	228,495,631	42,923,501	(22,855,986)	(2,035,143)	26,247,649	8,614,555	—	272,775,652
John Hancock Collateral Trust	126	1,046	9,142,623	(9,142,467)	56	1	3,010	—	1,259
Mid Cap Growth	11,237,777	155,656,553	4,308,766	(22,529,975)	(18,646,535)	47,305,528	—	—	166,094,337
Mid Value	14,457,831	216,624,747	23,100,362	(25,591,053)	1,075,446	16,549,521	2,787,752	18,754,104	231,759,023
Multifactor Emerging Markets ETF	2,376,193	71,461,214	1,935,546	(18,969,085)	(1,229,702)	7,228,615	1,772,542	—	60,426,588
Science & Technology	16,064,287	16,246,636	11,672,510	(7,565,471)	(3,939,251)	12,180,007	—	—	28,594,431
Small Cap Core	7,600,580	101,689,937	10,374,004	(9,143,298)	(459,805)	17,172,291	284,051	826,351	119,633,129
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	4,813,275	$59,895,003	$4,521,358	$(1,360,566)	$(527,999)	$4,376,726	—	—	$66,904,522
Small Cap Value	4,266,911	69,748,602	9,772,585	(8,373,725)	387,126	1,941,624	$580,465	$6,980,072	73,476,212
U.S. Sector Rotation	15,047,914	141,295,354	28,659,169	(45,090,369)	(6,999,659)	33,517,522	1,926,983	—	151,382,017
					$(57,060,663)	$429,291,123	$44,925,000	$85,408,221	$3,105,186,821
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	8,764,118	$356,061,214	$19,246,810	$(93,920,626)	$(13,172,517)	$151,060,539	—	$13,041,902	$419,275,420
Bond	39,729,168	513,797,387	90,334,785	(72,335,128)	(19,253,993)	28,568,216	$23,156,502	—	541,111,267
Capital Appreciation	18,951,497	191,069,036	31,720,207	(39,776,471)	(16,609,079)	95,695,516	—	13,607,580	262,099,209
Capital Appreciation Value	40,273,919	348,006,145	29,919,953	(54,259,295)	(9,015,454)	54,660,491	8,152,932	5,997,738	369,311,840
Disciplined Value	14,584,698	351,180,640	22,408,337	(70,915,946)	11,740,063	9,804,735	3,700,491	18,707,846	324,217,829
Disciplined Value International	26,681,522	367,541,745	34,200,488	(54,532,478)	4,346,917	36,125,843	7,748,160	18,776,563	387,682,515
Diversified Macro	4,862,729	37,627,565	11,102,936	(5,384,935)	(162,909)	(196,129)	684,411	930,312	42,986,528
Diversified Real Assets	29,871,410	349,112,901	15,930,723	(34,940,977)	1,230,518	13,382,902	8,138,234	—	344,716,067
Emerging Markets Debt	21,985,989	165,613,477	10,714,198	(17,091,072)	(5,731,418)	14,247,911	9,923,571	—	167,753,096
Emerging Markets Equity	36,670,661	340,843,164	7,247,259	(27,747,819)	(16,994,829)	27,788,296	5,459,473	—	331,136,071
Equity Income	26,278,772	526,061,080	38,001,578	(81,895,173)	6,413,295	(321,190)	10,608,168	27,393,410	488,259,590
Financial Industries	4,532,934	94,758,256	2,464,344	(28,181,325)	(2,722,346)	2,944,299	1,477,147	87,197	69,263,228
Floating Rate Income	12,618,075	118,901,985	15,256,277	(41,463,315)	(1,995,508)	6,081,193	9,293,412	—	96,780,632
Fundamental Global Franchise	7,693,223	100,756,105	5,744,924	(37,094,952)	(1,483,741)	17,934,038	512,296	5,232,629	85,856,374
Fundamental Large Cap Core	6,313,074	388,639,365	26,199,923	(85,577,581)	10,622,340	80,566,679	2,335,851	23,864,071	420,450,726
Global Equity	12,921,636	164,007,690	4,605,865	(37,360,493)	(2,305,414)	26,370,415	2,177,101	2,428,764	155,318,063
Global Thematic Opportunities	7,989,612	137,567,761	890,192	(62,193,224)	9,223,676	18,056,971	890,192	—	103,545,376
Health Sciences	19,976,825	105,134,082	6,687,783	(15,663,162)	(512,098)	(1,955,298)	—	6,390,989	93,691,307
High Yield	38,754,841	132,531,943	8,240,857	(29,995,119)	(4,566,163)	11,215,649	8,240,857	—	117,427,167
International Dynamic Growth	11,010,260	83,905,294	28,785,789	(13,072,513)	(5,550,109)	22,420,087	387,517	—	116,488,548
International Growth	7,205,575	174,729,146	5,253,391	(19,289,570)	(7,190,339)	24,258,896	4,836,869	—	177,761,524
International Small Company	17,804,107	182,491,027	7,935,220	(23,518,931)	616,376	17,995,106	5,254,259	—	185,518,798
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	63,253,786	$522,577,911	$86,165,262	$(63,687,811)	$(5,475,460)	$60,698,527	$19,104,385	—	$600,278,429
John Hancock Collateral Trust	5,088	1,069	34,983,539	(34,933,938)	207	5	9,688	—	50,882
Mid Cap Growth	24,457,166	350,269,459	—	(51,979,303)	(37,165,768)	100,352,518	—	—	361,476,906
Mid Value	32,096,052	492,171,229	52,755,115	(71,059,433)	5,021,078	35,611,725	6,196,783	$41,687,750	514,499,714
Multifactor Emerging Markets ETF	7,545,858	194,935,001	1,666,014	(22,356,024)	(3,047,045)	20,693,223	5,583,232	—	191,891,169
Science & Technology	38,694,798	44,678,030	23,490,788	(21,157,899)	(13,432,787)	35,298,609	—	—	68,876,741
Short Duration Bond	11,042,163	93,422,988	31,569,597	(23,194,910)	(181,939)	1,186,802	5,061,705	—	102,802,538
Small Cap Core	17,243,658	239,032,987	21,864,073	(28,578,161)	(1,464,990)	40,561,264	646,422	1,880,548	271,415,173
Small Cap Dynamic Growth	9,024,481	115,435,669	5,356,102	(2,724,252)	(1,051,323)	8,424,087	—	—	125,440,283
Small Cap Value	8,475,712	143,111,733	19,599,250	(21,810,973)	1,356,905	3,694,852	1,155,569	13,895,686	145,951,767
Strategic Income Opportunities	21,483,603	251,643,532	8,307,246	(53,617,099)	(2,735,457)	11,452,644	8,307,246	—	215,050,866
U.S. Sector Rotation	36,348,378	317,627,755	84,663,742	(97,773,203)	(16,273,386)	77,419,776	4,590,814	—	365,664,684
					$(137,522,697)	$1,052,099,197	$163,633,287	$193,922,985	$8,264,050,327
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	5,350,714	$221,386,374	$11,478,000	$(61,553,470)	$3,801,233	$80,866,033	—	$7,986,027	$255,978,170
Bond	54,371,675	686,575,904	79,647,178	(40,880,654)	(9,617,032)	24,816,816	$30,258,495	—	740,542,212
Capital Appreciation	10,516,055	105,340,262	20,276,538	(23,055,490)	(9,566,269)	52,442,002	—	7,476,842	145,437,043
Capital Appreciation Value	38,399,374	363,814,911	23,496,995	(82,399,992)	(12,177,934)	59,388,275	7,846,687	5,772,447	352,122,255
Core Bond	23,241,979	152,396,860	112,067,283	(10,937,834)	(1,879,909)	4,945,049	8,496,187	—	256,591,449
Disciplined Value	8,672,421	213,938,834	13,551,524	(47,860,228)	14,544,101	(1,386,319)	2,198,942	11,116,758	192,787,912
Disciplined Value International	20,025,857	282,597,247	24,018,059	(46,900,569)	4,280,661	26,980,300	5,826,626	14,119,999	290,975,698
Diversified Macro	6,497,319	54,807,887	12,355,917	(9,491,470)	26,136	(262,172)	926,304	1,259,114	57,436,298
Diversified Real Assets	20,282,136	243,243,972	6,522,910	(26,096,978)	1,247,129	9,138,819	5,549,919	—	234,055,852
Emerging Markets Debt	36,760,013	274,231,108	21,320,561	(29,150,348)	(9,561,953)	23,639,534	16,437,772	—	280,478,902
Emerging Markets Equity	21,375,667	194,723,750	9,421,634	(17,330,150)	(10,009,830)	16,216,865	3,182,377	—	193,022,269
Equity Income	15,429,740	317,532,823	22,540,141	(57,409,961)	7,141,609	(3,120,038)	6,278,733	16,112,342	286,684,574
Financial Industries	3,562,330	69,326,236	1,437,068	(17,054,780)	(1,345,167)	2,069,038	1,164,222	68,725	54,432,395
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	22,855,191	$229,552,338	$25,525,929	$(87,435,000)	$(6,085,727)	$13,741,774	$17,280,141	—	$175,299,314
Fundamental Global Franchise	6,264,188	93,182,570	4,675,052	(43,019,328)	2,981,432	12,088,608	416,891	$4,258,161	69,908,334
Fundamental Large Cap Core	3,510,635	231,456,908	14,583,582	(65,036,800)	7,803,585	45,000,991	1,300,198	13,283,384	233,808,266
Global Equity	12,842,847	177,827,287	4,585,555	(53,519,479)	(643,158)	26,120,817	2,167,501	2,418,054	154,371,022
Global Shareholder Yield	3,617,913	39,244,413	1,763,990	(4,442,010)	323,238	2,183,824	1,158,783	605,207	39,073,455
Global Thematic Opportunities	3,015,530	65,748,055	368,687	(39,285,490)	5,876,516	6,373,503	368,687	—	39,081,271
Health Sciences	14,240,915	78,495,319	5,349,063	(15,358,695)	(423,659)	(1,272,135)	—	4,572,300	66,789,893
High Yield	70,196,865	245,129,064	15,085,359	(59,935,836)	(8,825,675)	21,243,589	15,085,359	—	212,696,501
International Dynamic Growth	8,159,785	61,767,637	23,529,416	(11,461,430)	(3,051,505)	15,546,411	287,139	—	86,330,529
International Growth	5,554,705	137,691,499	3,739,514	(17,725,128)	(5,132,652)	18,461,337	3,730,965	—	137,034,570
International Small Company	8,626,384	90,871,374	3,233,768	(13,323,134)	1,329,233	7,775,683	2,551,806	—	89,886,924
International Strategic Equity Allocation	38,635,687	321,471,482	59,352,722	(48,472,036)	(2,824,101)	37,124,605	11,675,511	—	366,652,672
John Hancock Collateral Trust	1,874	1,043	30,600,522	(30,583,083)	260	2	10,558	—	18,744
Mid Cap Growth	15,291,407	223,064,701	2,863,376	(40,064,996)	(26,786,167)	66,930,078	—	—	226,006,992
Mid Value	21,344,274	332,139,346	44,547,270	(62,730,711)	6,306,964	21,885,846	4,117,214	27,697,820	342,148,715
Multi-Asset High Income	4,248,136	39,368,309	2,343,756	(3,585,771)	(446,095)	1,275,204	2,208,591	—	38,955,403
Multifactor Emerging Markets ETF	4,935,302	122,181,199	804,438	(8,992,185)	(1,223,517)	12,734,795	3,675,443	—	125,504,730
Science & Technology	30,749,395	37,973,188	13,633,788	(16,077,106)	(14,694,280)	33,898,333	—	—	54,733,923
Short Duration Bond	28,451,252	239,035,224	65,191,297	(42,028,063)	(4,068,165)	6,750,865	12,597,037	—	264,881,158
Small Cap Core	11,091,714	154,221,569	15,728,760	(20,509,810)	(1,145,497)	26,288,549	413,929	1,204,188	174,583,571
Small Cap Dynamic Growth	5,665,838	75,190,430	2,446,743	(3,682,214)	(1,443,038)	6,243,231	—	—	78,755,152
Small Cap Value	6,120,288	105,463,236	15,807,804	(19,783,157)	1,470,152	2,433,333	831,774	10,002,053	105,391,368
Strategic Income Opportunities	47,121,639	545,196,359	17,836,091	(110,190,727)	(7,470,124)	26,316,003	17,836,091	—	471,687,602
U.S. Sector Rotation	36,128,264	293,214,269	99,780,371	(88,894,806)	(14,204,311)	73,554,814	4,603,086	—	363,450,337
					$(95,493,516)	$778,434,262	$190,482,968	$127,953,421	$7,257,595,475
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	910,353	$37,472,692	$3,273,115	$(11,355,711)	$172,139	$13,989,070	—	$1,339,269	$43,551,305
Bond	21,514,087	290,643,700	20,091,838	(23,827,916)	(4,747,352)	10,861,592	$12,476,129	—	293,021,862
Capital Appreciation	1,817,340	18,574,874	4,074,748	(4,911,599)	(1,557,674)	8,953,458	—	1,283,939	25,133,807
Capital Appreciation Value	10,470,514	104,610,728	3,784,627	(25,904,237)	(3,571,993)	17,095,488	2,180,519	1,604,108	96,014,613
Core Bond	21,371,868	205,050,538	42,034,446	(15,034,502)	(2,540,740)	6,435,681	8,540,758	—	235,945,423
Disciplined Value	1,737,513	43,004,710	3,361,113	(10,446,261)	1,303,107	1,402,247	440,310	2,225,987	38,624,916
Disciplined Value International	3,670,340	49,298,229	7,474,748	(9,153,581)	727,579	4,983,067	1,065,420	2,581,893	53,330,042
Diversified Macro	2,571,725	22,468,840	4,672,049	(4,362,342)	(61,113)	16,614	359,515	488,684	22,734,048
Diversified Real Assets	3,941,473	47,241,868	2,275,864	(6,118,507)	314,484	1,770,886	1,082,326	—	45,484,595
Emerging Markets Debt	16,130,199	117,968,934	13,541,128	(14,489,315)	(4,520,874)	10,573,548	7,038,656	—	123,073,421
Emerging Markets Equity	2,510,342	23,333,697	1,233,281	(2,667,825)	(1,274,258)	2,043,490	373,736	—	22,668,385
Equity Income	3,013,255	62,190,996	5,442,442	(12,578,808)	1,554,295	(622,650)	1,225,010	3,141,035	55,986,275
Floating Rate Income	10,028,799	102,552,807	10,206,617	(39,239,729)	(3,880,016)	7,281,209	7,651,357	—	76,920,888
Fundamental Global Franchise	2,095,911	26,936,868	1,672,070	(9,673,768)	791,519	3,663,680	139,314	1,422,965	23,390,369
Fundamental Large Cap Core	676,676	47,205,057	3,090,279	(15,691,012)	1,041,720	9,420,608	249,897	2,553,052	45,066,652
Global Equity	3,939,371	52,273,536	1,405,770	(14,029,585)	(2,616,197)	10,317,711	664,480	741,290	47,351,235
Global Shareholder Yield	1,574,149	28,589,270	986,704	(14,084,602)	3,689,189	(2,179,756)	687,937	263,292	17,000,805
High Yield	30,802,204	109,779,348	7,225,975	(29,218,893)	(4,479,157)	10,023,405	6,681,084	—	93,330,678
Infrastructure	864,479	11,583,742	476,573	(970,142)	133,989	126,443	269,861	—	11,350,605
International Growth	1,870,823	41,463,169	6,729,910	(6,168,009)	(4,043,610)	8,171,732	1,253,377	—	46,153,192
International Small Company	1,861,506	19,998,611	766,373	(3,369,566)	184,661	1,816,813	549,046	—	19,396,892
International Strategic Equity Allocation	8,477,258	73,013,091	13,013,212	(13,294,751)	(705,464)	8,423,090	2,559,568	—	80,449,178
John Hancock Collateral Trust	118	1,118	4,266,530	(4,266,474)	7	1	1,553	—	1,182
Mid Cap Growth	3,242,336	48,156,237	1,901,713	(10,782,774)	(6,384,137)	15,030,693	—	—	47,921,732
Mid Value	3,678,655	57,723,264	8,849,812	(12,618,596)	1,316,601	3,697,751	706,172	4,750,649	58,968,832
Multi-Asset High Income	3,728,142	35,048,409	2,022,124	(3,630,295)	(426,862)	1,173,685	1,949,652	—	34,187,061
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	941,667	$23,786,609	$288,385	$(2,376,517)	$(272,343)	$2,520,458	$702,224	—	$23,946,592
Short Duration Bond	14,374,478	119,687,378	29,013,842	(16,242,469)	(1,586,250)	2,953,891	6,202,004	—	133,826,392
Small Cap Core	806,492	10,181,430	2,681,975	(1,977,528)	(48,412)	1,856,715	30,184	$87,811	12,694,180
Small Cap Dynamic Growth	1,510,524	20,407,569	1,128,934	(1,873,608)	(742,366)	2,075,761	—	—	20,996,290
Small Cap Value	1,318,273	23,039,614	4,100,118	(5,361,473)	427,297	495,104	178,569	2,147,292	22,700,660
Strategic Income Opportunities	16,320,992	192,445,781	6,236,626	(41,990,919)	(2,566,529)	9,248,170	6,228,692	—	163,373,129
U.S. Sector Rotation	7,397,858	52,378,150	33,046,171	(22,059,760)	(2,853,685)	13,911,574	943,033	—	74,422,450
					$(37,222,445)	$187,531,229	$72,430,383	$24,631,266	$2,109,017,686
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	220,363	$13,652,802	$875,057	$(9,145,319)	$(42,480)	$5,202,127	—	$332,465	$10,542,187
Bond	23,860,740	342,220,082	18,850,388	(42,908,110)	(8,261,779)	15,082,702	$14,339,758	—	324,983,283
Capital Appreciation	423,298	—	5,977,901	—	—	(123,687)	—	160,601	5,854,214
Capital Appreciation Value	4,083,258	42,723,847	2,953,845	(13,679,352)	(1,324,956)	6,770,096	837,516	616,122	37,443,480
Core Bond	24,808,690	262,610,675	35,573,880	(28,982,558)	(5,040,619)	9,726,557	10,230,102	—	273,887,935
Disciplined Value	374,198	9,963,076	1,150,340	(3,438,123)	395,606	247,530	95,820	484,418	8,318,429
Disciplined Value International	1,276,995	18,491,722	2,837,414	(4,946,855)	230,994	1,941,463	374,306	907,078	18,554,738
Emerging Markets Debt	16,574,237	127,239,857	12,495,150	(19,681,861)	(5,926,624)	12,334,907	7,509,320	—	126,461,429
Emerging Markets Equity	1,984,316	18,862,064	1,692,543	(3,278,568)	(1,887,340)	2,529,676	296,791	—	17,918,375
Equity Income	713,571	15,540,287	2,033,902	(4,585,086)	436,403	(167,350)	300,424	752,520	13,258,156
Floating Rate Income	10,304,932	110,512,468	10,040,315	(45,111,785)	(4,448,932)	8,046,766	8,078,946	—	79,038,832
Fundamental Global Franchise	787,594	13,252,276	933,496	(7,626,164)	689,642	1,540,299	52,899	540,315	8,789,549
Fundamental Large Cap Core	131,772	9,061,605	947,873	(3,285,067)	494,915	1,556,658	49,131	501,942	8,775,984
Global Equity	1,235,802	20,874,904	575,848	(9,561,460)	434,938	2,530,108	210,633	234,982	14,854,338
Global Shareholder Yield	1,058,001	12,043,338	743,315	(2,132,496)	338,121	434,136	345,647	178,034	11,426,414
High Yield	31,650,437	116,702,698	7,274,301	(33,906,858)	(5,043,841)	10,874,524	7,008,220	—	95,900,824
Infrastructure	2,325,716	32,116,661	3,409,534	(5,800,040)	640,285	170,212	748,016	—	30,536,652
International Growth	617,371	16,090,516	1,421,097	(3,881,393)	(2,416,955)	4,017,266	417,419	—	15,230,531
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	4,829,528	$44,645,423	$8,181,212	$(11,728,469)	$(331,656)	$5,065,715	$1,471,562	—	$45,832,225
John Hancock Collateral Trust	117	1,216,831	1,337,933	(2,553,656)	1	60	1,718	—	1,169
Mid Cap Growth	1,310,176	20,031,920	3,642,253	(7,976,967)	(1,868,855)	5,536,055	—	—	19,364,406
Mid Value	1,464,234	23,078,030	6,100,101	(7,785,626)	392,636	1,686,526	284,554	$1,914,288	23,471,667
Multi-Asset High Income	3,830,878	37,114,232	2,184,020	(4,943,193)	(571,244)	1,345,336	2,046,778	—	35,129,151
Short Duration Bond	16,739,172	142,110,128	33,753,283	(21,619,913)	(2,072,976)	3,671,172	7,211,508	—	155,841,694
Small Cap Dynamic Growth	1,180,834	17,185,036	3,847,549	(5,883,761)	(2,529,528)	3,794,299	—	—	16,413,595
Small Cap Value	1,013,078	18,516,853	4,978,928	(6,846,799)	(1,005,603)	1,801,830	139,047	1,672,038	17,445,209
Strategic Income Opportunities	15,051,490	181,346,756	5,824,177	(42,811,526)	(2,145,898)	8,451,905	5,824,177	—	150,665,414
U.S. Sector Rotation	4,077,966	21,740,057	25,397,157	(11,711,063)	(817,750)	6,415,941	530,157	—	41,024,342
					$(41,683,495)	$120,482,829	$68,404,449	$8,294,803	$1,606,964,222
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2023.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$23,890,755	$3,106,280
Multimanager Lifestyle Growth Portfolio	52,649,925	6,776,872
Multimanager Lifestyle Balanced Portfolio	33,676,940	4,379,214
Multimanager Lifestyle Moderate Portfolio	7,344,048	960,685
Multimanager Lifestyle Conservative Portfolio	3,264,512	423,194
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$137,492,090
Multimanager Lifestyle Growth Portfolio	330,981,986
Multimanager Lifestyle Balanced Portfolio	190,649,211
Multimanager Lifestyle Moderate Portfolio	30,841,798
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2005	182
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2012	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2008	182
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2012	180
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2012	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2012	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	59

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

60	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA1
David Kobuszewski, CFA1
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the funds.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with  the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	61

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3308526	LSA 12/23
2/2024

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

These fees represent aggregate fees billed for the last two fiscal years (the "Reporting Periods") for professional services rendered by the principal accountant for the audits of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

2023: $169,090

2022: $149,020

(b) AUDIT RELATED FEES:

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $127,986 and $121,890 for the fiscal years ended December 31, 2023 and 2022, respectively.

2023: $36,971

2022: $35,609

(c) TAX FEES:

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

2023: $0

2022: $0

(d) ALL OTHER FEES:

These fees represent other fees for professional services rendered by the principal accountant billed to the registrant or to control affiliates.

2023: $1,847

2022: $586

The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)According to the registrant's principal accountant, for the fiscal period ended December 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,175,896 for the fiscal year ended December 31, 2023 and $1,142,428 for the fiscal year ended December 31, 2022.

(h)The Registrant's audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant's investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC's independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan – Member of the Audit Committee as of September 26, 2023

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Kristie M. Feinberg Kristie M. Feinberg President

Date: February 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristie M. Feinberg Kristie M. Feinberg President

Date: February 9, 2024

/s/ Charles A. Rizzo Charles A. Rizzo        Chief Financial Officer Date: February 9, 2024